Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Instruments [Abstract]
Financial Instruments

8. Financial Instruments

A. Financial instruments by category

Financial assets related to concession agreements are shown in the consolidated statement of financial position as ’short-term trade accounts receivable’ and ‘long-term trade accounts receivable’.

As of December 31, the classification of financial assets and liabilities by category is as follows:

In thousands of soles	2021	2022
Financial assets according to the consolidated statement of financial position
Loans and accounts receivable at amortized cost:
- Cash and cash equivalents	957,178	917,554
- Trade accounts receivable and other accounts receivable (excluding non-financial assets)	1,258,265	1,452,606
- Financial assets related to concession agreements (ii)	814,293	861,190
- Accounts receivable from related parties	664,714	570,137
	3,694,450	3,801,487

In thousands of soles	2021	2022
Financial liabilities according to the consolidated statement of financial position
Other financial liabilities at amortized cost:
- Bank loans and other financial entities	509,557	819,973
- Finance leases	9,836	835
- Lease liability for right-of-use asset	60,507	59,085
- Bonds	1,260,922	869,913
- Trade and other accounts payable excluding non-financial liabilities) (iii)	1,178,830	1,207,739
- Accounts payable to related parties	101,716	80,781
	3,121,368	3,038,326
Other financial liabilities:
- Other provisions (iv)	576,194	541,345

(i)	The following non-financial assets are excluded: advances to suppliers for S/53.7 million and tax receivable for S/141.9 million (S/31.4 million and S/133.4 million, respectively, as of December 31, 2021).

(ii)	It’s included in the trade accounts receivable item.

(iii)	The following non-financial liabilities are excluded: advances received from customers for S/365.7 million, taxes payable for S/165.8 million, Salaries and other personnel payable for S/99.2 million and others for S/6.2 million (S/322.7 million, S/124 million, S/126.5 million and S/8.2 million, respectively, as of December 31, 2021).

(iv)	Includes civil compensation to Peruvian Government S/488.9 million and administrative process INDECOPI for S/52.4 million (S/486.1 million and S/55 million, respectively, as of December 31, 2021; additionally, shareholder class action lawsuits in the Eastern District Court of New York for S/35.1 million).

B. Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed with reference to external risk ratings, if any, or based on historical information on the default rates of their counterparties (Note 4.A.(b)).

As of December 31, the credit quality of financial assets is shown below:

In thousands of soles	2021	2022
Cash and cash equivalents (*)
Banco de Credito del Peru (A+)	492,076	363,283
Banco Interbank (A)	77,497	231,174
Banco Continental (A+)	109,343	97,422
Banco Scotiabank (A+)	83,192	79,408
Citibank (A+)	110,232	60,858
Banco Santander - Chile (AAA)	32,835	42,823
Banco de la Nacion (A)	22,626	28,566
Banco Bogota (AAA)	13,950	3,555
Banco Santander - Peru (A+)	2,878	2,563
Banco Scotiabank - Chile (A+)	1,566	1,984
Banco Interamericano de Finanzas (A)	2,114	731
Banco Pichincha (A-)	2,045	92
Other	3,666	1,413
	954,020	913,872

(*)	The difference between the balances shown and the balances of the consolidated statement of financial position correspond to cash and remittances in transit (Note 9).

For banks in Peru, these risk ratings are obtained from the risk rating agencies authorized by the SBS. For banks in Chile, ratings are obtained from the risk rating agencies authorized by the Comision para el Mercado Financiero – CMF (Financial Market Commission) of Chile (Fitch Chile Clasificadora de Riesgo Ltda. And ICR International Credit Rating Cia Clasificadora de Riesgo Ltda.). For banks in Colombia, ratings are obtained from the following financial institutions: Fitch Ratings, Value and Risk Rating S.A., BRC Standard and Poor’s Rating, and Technical I of BRC Investor Services S.A. SCV.

The credit quality of customers is assessed in three categories (internal classification):

A:	new customers/related parties (less than six months);

B:	existing customers/related parties (with more than six months of trade relationship) with no previous default history; and

C:	existing customers/related parties (with more than six months of trade relationship) with previous default history.

In thousands of soles	Note	2021	2022
Trade accounts receivable	10
Counterparties with no external risk rating
A		28,156	162,555
B		1,478,789	1,635,926
C		10,993	3,970
		1,517,938	1,802,451

Receivable from related parties and joint operators	11
B (*)		20,817	18,760
C		-	8,985
		20,817	27,745

(*)	The account receivable from related parties does not include the balance receivable from Gasoducto Sur Peruano S.A.

The total balance of trade accounts receivable and accounts receivable from related parties is subject to the terms and conditions of the respective contract. They have not been renegotiated.